Average Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2010 Portfolio	Apr. 29, 2024
VIP Investor Freedom 2010 Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	9.40%
Past 5 years	5.50%
Past 10 years	4.52%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
IXWFS
Average Annual Return:
Past 1 year	9.87%
Past 5 years	5.02%
Past 10 years	4.48%